Employee Benefits - Schedule of Breakdown of Fair Value of Plan Assets by Asset Class (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of fair value of plan assets [line items]
Total plan assets	¥ 390,985	¥ 347,123
With quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Life insurance company general accounts	0	0
Cash and cash equivalent	16,727	11,070
Property	688	536
Other	4,316	1,104
Total plan assets	145,259	114,332
No quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Life insurance company general accounts	79,709	68,741
Cash and cash equivalent	0	0
Property	27,665	18,036
Other	10,010	9,350
Total plan assets	245,726	232,791
Japan
Disclosure of fair value of plan assets [line items]
Total plan assets	224,045	221,422
Japan | With quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Equities	8,910	10,531
Bonds	450	387
Japan | No quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Equities	1,857	2,315
Bonds	23,112	19,513
Foreign
Disclosure of fair value of plan assets [line items]
Total plan assets	166,940	125,701
Foreign | With quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Equities	75,471	57,690
Bonds	38,696	33,014
Foreign | No quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Equities	71,794	81,589
Bonds	¥ 31,580	¥ 33,246